Property and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment
8. PROPERTY AND EQUIPMENT

	December 31
	2020	2021
	US$	US$
Cost:
Land	68,243	68,243
Buildings	18,130	30,006
Machinery and equipment	35,555	44,128
Furniture and fixtures	7,855	8,254
Leasehold and buildings improvement	8,023	8,680
Software	33,528	41,621

Total	171,334	200,932

Accumulated depreciation:
Buildings	4,033	5,840
Machinery and equipment	22,922	28,567
Furniture and fixtures	5,862	6,017
Leasehold and buildings improvement	6,221	7,156
Software	27,293	35,143

	66,331	82,723
Prepayment and construction in progress	493	6,269

	105,496	124,478

In April 2006, the Company leased a property located in Taipei, Taiwan to a third party. The lessee has been renewing annually and last renewed in March 2022. Net carrying value of the properties as of December 31, 2020 and 2021, was US$654 thousand and US$636 thousand, respectively. Annual rental income from the lease is US$47 thousand.
In September 2018, the Company paid US$58,931 thousand to acquire land in Hsinchu, Taiwan for its future Taiwan headquarters building. In January 2021, the Company broke ground at this site and began construction work.